Property, plant and equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in property, plant, and equipment:
Balance, beginning of period	€ 4,056,864
Additions - depreciation	(742,566)	€ (738,201)	€ (717,650)
Balance, ending of period	4,235,027	4,056,864
Contractual commitments for acquisition of property, plant and equipment	€ 23,340
Minimum
Changes in property, plant, and equipment:
Term of unconditional purchase agreements of property, plant and equipment	1 year
Maximum
Changes in property, plant, and equipment:
Term of unconditional purchase agreements of property, plant and equipment	5 years
Less than 1 year
Changes in property, plant, and equipment:
Contractual commitments for acquisition of property, plant and equipment	€ 10,339
Gross carrying amount
Changes in property, plant, and equipment:
Balance, beginning of period	9,387,234	9,357,367
Foreign currency translation	514,979	(655,512)
Changes in consolidation group	11,863	(20,169)
Additions	738,900	927,839
Reclassifications	37,814	40,817
Disposals	(416,924)	(263,108)
Balance, ending of period	10,273,866	9,387,234	9,357,367
Accumulated depreciation / amortization / impairment
Changes in property, plant, and equipment:
Balance, beginning of period	(5,330,370)	(5,167,086)
Foreign currency translation	(296,139)	356,295
Changes in consolidation group	2,663	23,779
Additions - depreciation	(742,566)	(738,201)
Impairment	(9,517)
Reclassifications	(14,436)	(12,630)
Disposals	351,526	207,473
Balance, ending of period	(6,038,839)	(5,330,370)	(5,167,086)
Land
Changes in property, plant, and equipment:
Balance, beginning of period	68,265
Balance, ending of period	70,105	68,265
Land | Gross carrying amount
Changes in property, plant, and equipment:
Balance, beginning of period	69,582	63,992
Foreign currency translation	147	(3,542)
Changes in consolidation group	93	(352)
Additions	4	8,175
Reclassifications	2,446	1,592
Disposals	(1,581)	(283)
Balance, ending of period	70,691	69,582	63,992
Land | Accumulated depreciation / amortization / impairment
Changes in property, plant, and equipment:
Balance, beginning of period	(1,317)	(1,332)
Foreign currency translation	10	15
Disposals	721
Balance, ending of period	(586)	(1,317)	(1,332)
Buildings and improvements
Changes in property, plant, and equipment:
Balance, beginning of period	1,515,153
Balance, ending of period	1,657,025	1,515,153
Buildings and improvements | Gross carrying amount
Changes in property, plant, and equipment:
Balance, beginning of period	3,613,172	3,644,437
Foreign currency translation	251,338	(298,571)
Changes in consolidation group	2,568	(13,130)
Additions	60,173	58,302
Reclassifications	277,232	280,716
Disposals	(75,303)	(58,582)
Balance, ending of period	4,129,180	3,613,172	3,644,437
Buildings and improvements | Accumulated depreciation / amortization / impairment
Changes in property, plant, and equipment:
Balance, beginning of period	(2,098,019)	(2,052,820)
Foreign currency translation	(154,893)	170,668
Changes in consolidation group	1,795	7,122
Additions - depreciation	(260,532)	(260,450)
Impairment	(3,870)
Reclassifications	(11,803)	(1,146)
Disposals	55,167	38,607
Balance, ending of period	(2,472,155)	(2,098,019)	(2,052,820)
Machinery and equipment
Changes in property, plant, and equipment:
Balance, beginning of period	2,001,968
Balance, ending of period	2,113,564	2,001,968
Machinery and equipment | Subject to operating leases
Changes in property, plant, and equipment:
Balance, beginning of period	758,151
Balance, ending of period	778,887	758,151
Machinery and equipment | Gross carrying amount
Changes in property, plant, and equipment:
Balance, beginning of period	5,233,002	5,139,656
Foreign currency translation	243,941	(323,731)
Changes in consolidation group	9,232	(9,615)
Additions	419,897	528,280
Reclassifications	103,355	96,267
Disposals	(329,765)	(197,855)
Balance, ending of period	5,679,662	5,233,002	5,139,656
Machinery and equipment | Accumulated depreciation / amortization / impairment
Changes in property, plant, and equipment:
Balance, beginning of period	(3,231,034)	(3,112,934)
Foreign currency translation	(141,256)	185,612
Changes in consolidation group	868	16,657
Additions - depreciation	(482,034)	(477,751)
Impairment	(5,647)
Reclassifications	(2,633)	(11,484)
Disposals	295,638	168,866
Balance, ending of period	(3,566,098)	(3,231,034)	(3,112,934)
Construction in progress
Changes in property, plant, and equipment:
Balance, beginning of period	471,478
Balance, ending of period	394,333	471,478
Construction in progress | Gross carrying amount
Changes in property, plant, and equipment:
Balance, beginning of period	471,478	509,282
Foreign currency translation	19,553	(29,668)
Changes in consolidation group	(30)	2,928
Additions	258,826	333,082
Reclassifications	(345,219)	(337,758)
Disposals	(10,275)	(6,388)
Balance, ending of period	394,333	471,478	€ 509,282
Hyperinflationary economies
Changes in property, plant, and equipment:
Balance, beginning of period	36,288
Balance, ending of period	49,484	36,288
Hyperinflationary economies | Gross carrying amount
Changes in property, plant, and equipment:
Balance, beginning of period	73,197
Balance, ending of period	97,200	73,197
Hyperinflationary economies | Accumulated depreciation / amortization / impairment
Changes in property, plant, and equipment:
Balance, beginning of period	(36,909)
Balance, ending of period	(47,716)	(36,909)
Hyperinflationary economies | Land
Changes in property, plant, and equipment:
Balance, beginning of period	2,784
Balance, ending of period	3,604	2,784
Hyperinflationary economies | Land | Gross carrying amount
Changes in property, plant, and equipment:
Balance, beginning of period	2,784
Balance, ending of period	3,604	2,784
Hyperinflationary economies | Buildings and improvements
Changes in property, plant, and equipment:
Balance, beginning of period	16,383
Balance, ending of period	21,944	16,383
Hyperinflationary economies | Buildings and improvements | Gross carrying amount
Changes in property, plant, and equipment:
Balance, beginning of period	25,970
Balance, ending of period	34,989	25,970
Hyperinflationary economies | Buildings and improvements | Accumulated depreciation / amortization / impairment
Changes in property, plant, and equipment:
Balance, beginning of period	(9,587)
Balance, ending of period	(13,045)	(9,587)
Hyperinflationary economies | Machinery and equipment
Changes in property, plant, and equipment:
Balance, beginning of period	15,719
Balance, ending of period	21,880	15,719
Hyperinflationary economies | Machinery and equipment | Gross carrying amount
Changes in property, plant, and equipment:
Balance, beginning of period	43,041
Balance, ending of period	56,545	43,041
Hyperinflationary economies | Machinery and equipment | Accumulated depreciation / amortization / impairment
Changes in property, plant, and equipment:
Balance, beginning of period	(27,322)
Balance, ending of period	(34,665)	(27,322)
Hyperinflationary economies | Construction in progress
Changes in property, plant, and equipment:
Balance, beginning of period	1,402
Balance, ending of period	2,056	1,402
Hyperinflationary economies | Construction in progress | Gross carrying amount
Changes in property, plant, and equipment:
Balance, beginning of period	1,402
Balance, ending of period	2,062	€ 1,402
Hyperinflationary economies | Construction in progress | Accumulated depreciation / amortization / impairment
Changes in property, plant, and equipment:
Balance, ending of period	€ (6)